Equipment Installment Plan Receivables, EIP Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Equipment installment plans [Line Items]
Equipment installment plan receivables, gross	$ 873	$ 628
Deferred interest	(80)	(53)
Equipment installment plan receivables, net of deferred interest	793	575
Allowance for credit losses	(65)	(50)
Equipment installment plan receivables, net	728	525
Accounts receivable - Customers and agents (Current portion)
Equipment installment plans [Line Items]
Equipment installment plan receivables, net	428	345
Other assets and deferred charges (Non-current portion)
Equipment installment plans [Line Items]
Equipment installment plan receivables, net	$ 300	$ 180